Derivative Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized translation gain on net investment hedge included in accumulated other comprehensive (loss) income, net of taxes	$ 10.0		$ (24.5)
Euro-denominated notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized translation gain on net investment hedge included in accumulated other comprehensive (loss) income, net of taxes	14.1
Designated as economic hedges | Forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized translation gain on net investment hedge included in accumulated other comprehensive (loss) income, net of taxes	(4.1)
Not designated as hedges | Forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain associated with forward contracts included in interest and other expenses	0.6
€400 due September 2022 | Designated as economic hedges | Euro-denominated notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Principal amount	431.0	€ 400,000,000
€350 due June 2018 | Designated as economic hedges | Euro-denominated notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Principal amount	$ 379.2	€ 350,000,000.0